Eaton Vance Worldwide Health
                                  Sciences Fund
                         Eaton Vance Global Growth Fund
                        Supplement to Prospectuses dated
                                 January 1, 2004
                          as revised February 23, 2004

                             Eaton Vance Tax-Managed
                           International Growth Fund
                             Eaton Vance Tax-Managed
                                   Value Fund
                         Supplement to Prospectus dated
                                  March 1, 2004

                             Eaton Vance Tax-Managed
                                 Growth Fund 1.2
                         Supplement to Prospectus dated
                                   May 1, 2004


Class D shares of the above Funds are no longer offered to new shareholders effective July 23, 2004.



July 23, 2004                                                             TMHGPS